400 Howard Street P.O.Box 7101 San Francisco, CA 94105
Tel +1 415 670 7987
Fax +1 415 618 5462
Edward.Baer@blackrock.com

January 8, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)

Securities Act File No. 333-179904

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 19, 2014 to the prospectus for iShares Short Maturity Bond ETF. The purpose of this filing is to submit the 497 dated December 19, 2014 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc:	Benjamin Haskin, Esq.